CONSOLIDATED BALANCE SHEETS - CONTINUED (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts Payable, Related Parties, Current	$ 8	$ 3
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	5,131,934	5,131,934
Common Stock, Shares, Outstanding	5,131,934	5,131,934